Finance cost (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance cost
Hedged interest payable on medium-term notes issued	£ 61	£ 39	£ 10
Interest payable on bank loans and overdrafts	42	5	3
Interest payable on RCF	3	1	1
Interest payable on foreign exchange swaps	44	19	14
Interest payable on leases	25	10	6
Amortisation of discount on provisions	14	3
Fair value loss on hedge ineffectiveness		2
Total finance cost	£ 189	£ 79	£ 34